Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
20.      Subsequent Events:
On January 24, 2014, the Company entered into two agreements to acquire from Glocal Maritime Ltd, or “Glocal”, an unaffiliated third party, two 98,000 dwt Post Panamax vessels, GL Qushan (renamed Star Vega) and GL Daishan (renamed Star Sirius) built 2011, for an aggregate purchase price of $60,000. The vessels, upon their delivery, were chartered back to Glocal for a daily rate of $15.0 less brokerage commission of 1.25% until at least June 2016. Star Vega and Star Sirius were delivered to the Company on February 13, 2014 and March 7, 2014, respectively.
On January 27, 2014, the Company executed a commitment letter with Deutsche Bank AG for a new senior secured credit facility of up to $39,000 to be used to partially finance the two Post Panamax vessels Star Sirius and Star Vega which also provide the security for this senior credit facility. The final loan agreement was signed on March 14, 2014, and on March 18, 2014, the total amount of $39,000 was drawdown.
In February 2014, Starbulk S.A. entered into separate agreements with Majestic Shipping LLC, Nautical Shipping LLC and Grain Shipping LLC, Marshall Islands companies, for the commercial and technical management of the vessels Madredeus and Amami, 2011 built Post Panamax dry bulk carriers, and Pendulum, a 2006 built Kamsarmax dry bulk carrier, respectively. Pursuant to the terms of these management agreements, Starbulk S.A. will receive a fixed management fee of $0.75 per day for each vessel, beginning on February 13 and 21, and March 20, 2014, respectively, and until the agreements' termination upon two months advanced written notice by either party. These vessels will be managed under the same strategy as the other vessels in the Company's fleet. Majestic Shipping LLC, Nautical Shipping LLC and Grain Shipping LLC, are owned and controlled by Oceanbulk Shipping LLC, a company minority owned by Mrs. Milena-Maria Pappas, one of the Company's directors.
On February 6, 2014, the Company signed the final loan agreement with HSH Nordbank AG (the Company was committed to this agreement as of December 24, 2013, Note 9) and on February 10, 2014, the total amount of $35,000 under the Company's new senior secured credit facility, was drawn down.
On February 17, 2014, Starbulk S.A entered into an agreement with Mineral Shipping LLC, a Marshall Islands company, for the commercial and technical management of the vessel Mercurial Virgo, a 2013 built Kamsarmax dry bulk carrier. Pursuant to the terms of this management agreement, Starbulk S.A. will receive a fixed management fee of $0.75 per day beginning on February 28, 2014, and until the agreement's termination upon two months advanced written notice by either party. This vessel will be managed under the same strategy as the other vessels in the Company's fleet. Mineral Shipping LLC is owned and controlled by Oceanbulk Shipping LLC, a company minority owned by Mrs. Milena-Maria Pappas, one of Company's directors.
On February 17, 2014, the Company entered into agreements, or the Bareboat Charters, with CSSC (Hong Kong) Shipping Company Limited, or CSSC, an affiliate of Shanghai Waigaoqiao Shipbuilding Co. Ltd of China, or SWS, to bareboat charter two fuel efficient Newcastlemax dry bulk vessels (hull numbers 1372 and 1371) each with a cargo carrying capacity of 208,000 deadweight tons, which are currently under construction. The Bareboat Charters with monthly hire rates ranging between $362 to $411 plus Libor, per vessel and a 10-year term that is expected to commence when the vessels are delivered to the Company, which is scheduled for November 2015 and February 2016, respectively. Under the terms of the Bareboat Charters, the Company is required to pay CSSC $23,100 equal to 20% of the construction price of $59,000 for Hull 1372 and $56,500 for Hull 1371, representing the upfront hire for the two CSSC Vessels in two equal installments, the first of which was paid on signing the Bareboat Charters and the second installment is due upon the completion of the steel-cutting stage of the construction of each CSSC Vessel. The Company is also obliged to pay an amount of $924 representing handling fees in two equal installments, the first of which was paid on signing the Bareboat Charters and the second installment is due in one year. Under the terms of the Bareboat Charters, the Company has option to purchase the CSSC Vessels at any time, which are exercisable on a monthly basis against a pretedermined, amortizing balance payment whilst it has a respective obligation at the expiration of the bareboat term. Upon the earlier of the exercise of the purchase options or the expiration of the Bareboat Charters, the Company will own the CSSC Vessels.
On February 20, 2014, the Company's Board of Directors approved the Company's 2014 Equity Incentive Plan (the “2014 Equity Incentive Plan”). The Company reserved a total of 430,000 shares of common stock for issuance under the 2014 Equity Incentive Plan. On the same date, 402,167 restricted common shares were granted to certain directors, officers, employees of the Company. The fair value of each share was $10.86 and has been determined by reference to the closing price of the Company's common stock on the grant date. The respective shares will be issued in March 2014 and will vest in March 2015. In addition, the Company plans to issue 9,333 common shares to its Chief Executive Officer in March 2014 and the shares will vest on May 3, 2014 under the terms of his consultancy agreement dated May 3, 2013.
On February 25, 2014, the Company acquired 33% of the total outstanding common stock of Interchart (Note 3 (a)) for a total consideration of $400, consisting of $200 in cash and 22,598 SBLK restricted common shares to be issued on March 31, 2014.On February 25, 2014, the Company entered into a services agreement  or the Services Agreement, with Interchart (Note 3 (a)), for chartering, brokering and commercial services for our vessels for an annual fee of €500,000 (approx. $690, using the exchange rate as of December 31, 2013, eur/usd 1.38). This fee is adjustable for changes in our fleet pursuant to the terms of the Services Agreement. Under the Services Agreement, all previously agreed upon brokerage commissions due to Interchart are canceled retroactively from January 1, 2014.